Revenues - Summary of the company's revenues disaggregated by revenue category (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 1,736,317	$ 239,449	¥ 1,863,795
On-demand delivery solution services
Disaggregation of Revenue [Line Items]
Revenues	1,649,593	227,489	1,763,807
Mobility solution services
Disaggregation of Revenue [Line Items]
Revenues	58,518	8,070	56,463
Housekeeping and accommodation solutions
Disaggregation of Revenue [Line Items]
Revenues	25,719	3,547	43,370
Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,487	$ 343	¥ 155